REVENUE AND DEFERRED REVENUE	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
REVENUE AND DEFERRED REVENUE

NOTE 14 – REVENUE AND DEFERRED REVENUE

	March 31, 2024	March 31, 2023
Software development	$245,306	$190,702
Software license	37,806	203,187
Software supports	12,639	14,109
Cloud hosting	10,755	11,010
Others	2,462	1,627
	$308,968	$420,635

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	March 31, 2024	March 31, 2023
Revenue recognized over time	$271,162	$217,448
Revenue recognized at a point of time	37,806	203,187
	$308,968	$420,635

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 14 – REVENUE AND DEFERRED REVENUE (continued)

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue are as follows:

	March 31, 2024	December 31, 2023
Deferred revenue, beginning	$131,794	$219,068
Customer payments received attributable to contract liabilities for unearned revenue	5,632	158,711
Revenue recognized from fulfilling contract liabilities	37,765	245,985
Deferred revenue, ending	$99,661	$131,794

The Company derives significant revenues from one customer, which exceeds 10% of total revenues. Revenues earned from that customer were 66% of total revenues for the period ended March 31, 2024 (Three months ended March 31, 2023 – 91%)